Inventories	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Inventories

8. INVENTORIES

As of December 31, 2018 and 2017, inventories consist of:

	December 31, 2018	December 31, 2017
Raw materials	$3,482	$74,736
Work in Process	-	13,497
Finished goods	628,439	472,594
Cost of projects	152,131	297,951
	$784,052	$858,778
Allowance for slow-moving or obsolete inventories	(90,375)	(227,168)
Inventories, net	$693,677	$631,610

For the years ended December 31, 2018, 2017, and 2016, impairments expense for obsolete inventories were approximately $30,000, $177,000, and $325,000, respectively.